Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment BankingCenters shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Jan. 01, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment | Segment	1
Number of banking centers | BankingCenters	15
Cash reserve requirement	$ 846,000	$ 929,000
Loan held for sale maximum period	3 days
Amount of other real state owned	$ 99,000	0
Impairment on goodwill	0	0
Advertising expenses	215,000	168,000	$ 215,000
Stock options outstanding	0
Stock-based compensation expenses	$ 0	$ 0	$ 0
Stock options outstanding | shares	0	0	0
Percentage allocation on source of revenue	88.00%
Prior Period Reclassification Adjustment Effect	$ 0
Accounting Standards Update 2016-01 [Member]
Summary Of Significant Accounting Policies [Line Items]
Loss recorded as a result of changes to the accounting for equity investments	$ (6,000)
Accounting Standards Update 2016-01 [Member] | Retained Earnings [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect adjustment from accumulated other comprehensive income to retained earnings				$ 29,000
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	19.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years